UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01716

AB CAP FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2015

Date of reporting period: August 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

AB All Market Income Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
INVESTMENT COMPANIES - 49.0%
Funds and Investment Trusts - 49.0%
AB High Income Fund, Inc.-Class Z (a) (cost $8,856,921)	1,000,858	$8,617,392

COMMON STOCKS - 37.2%
Financials - 8.3%
Banks - 4.1%
Aozora Bank Ltd.	28,000	102,221
Australia & New Zealand Banking Group Ltd.	500	9,944
Bank Hapoalim BM	2,380	12,071
BOC Hong Kong Holdings Ltd.	6,000	20,275
DBS Group Holdings Ltd.	600	7,563
Hang Seng Bank Ltd.	2,700	48,059
JPMorgan Chase & Co.	1,137	72,882
Mitsubishi UFJ Financial Group, Inc.	4,000	26,385
National Bank of Canada	1,529	50,323
Nordea Bank AB	12,894	152,250
People’s United Financial, Inc.	3,122	48,391
Resona Holdings, Inc.	5,100	25,705
Seven Bank Ltd.	5,000	21,244
Sumitomo Mitsui Financial Group, Inc.	400	16,327
Swedbank AB-Class A	4,480	102,194
Toronto-Dominion Bank (The)	300	11,967

		727,801

Capital Markets - 0.1%
Partners Group Holding AG	30	9,676

Diversified Financial Services - 0.4%
Industrivarden AB-Class C	4,073	74,065

Insurance - 3.1%
Allstate Corp. (The)	190	11,073
CNP Assurances	6,473	99,820
Direct Line Insurance Group PLC	2,429	13,093
Euler Hermes Group	170	17,550
Insurance Australia Group Ltd.	12,077	43,538
Marsh & McLennan Cos., Inc.	380	20,417
Progressive Corp. (The)	2,488	74,541
RenaissanceRe Holdings Ltd.	80	8,156
Swiss Re AG	2,311	198,119
Tryg A/S	510	10,012
UnipolSai SpA	20,667	47,342

		543,661

Thrifts & Mortgage Finance - 0.6%
New York Community Bancorp, Inc.	5,600	98,896

		1,454,099

Information Technology - 4.8%
Communications Equipment - 0.3%
Cisco Systems, Inc.	1,831	47,386

IT Services - 1.8%
Amadeus IT Holding SA-Class A	630	26,252
Amdocs Ltd.	740	42,335
Booz Allen Hamilton Holding Corp.	650	17,355
CGI Group, Inc.-Class A (b)	320	11,821

Company	Shares	U.S. $ Value
Fidelity National Information Services, Inc.	310	21,409
Fiserv, Inc. (b)	300	25,581
Obic Co., Ltd.	300	13,361
Paychex, Inc.	3,204	143,091
SCSK Corp.	300	10,827
Total System Services, Inc.	210	9,624

		321,656

Semiconductors & Semiconductor Equipment - 0.6%
Intel Corp.	1,789	51,058
Texas Instruments, Inc.	1,050	50,232

		101,290

Software - 1.1%
Dassault Systemes	190	13,164
Intuit, Inc.	180	15,435
Microsoft Corp.	2,403	104,579
NICE-Systems Ltd.	200	12,345
Oracle Corp.	640	23,738
Oracle Corp. Japan	500	20,891
Sage Group PLC (The)	1,100	8,638

		198,790

Technology Hardware, Storage & Peripherals - 1.0%
Apple, Inc.	1,327	149,633
Canon, Inc.	800	24,373

		174,006

		843,128

Health Care - 4.6%
Health Care Providers & Services - 0.7%
AmerisourceBergen Corp.-Class A	130	13,005
Anthem, Inc.	160	22,568
Fresenius SE & Co. KGaA	352	24,832
Sonic Healthcare Ltd.	1,470	21,649
UnitedHealth Group, Inc.	250	28,925

		110,979

Pharmaceuticals - 3.9%
GlaxoSmithKline PLC	4,714	96,249
Johnson & Johnson	1,021	95,953
Merck & Co., Inc.	2,588	139,364
Novartis AG	1,445	141,012
Pfizer, Inc.	5,250	169,155
Recordati SpA	530	12,589
Roche Holding AG	130	35,389

		689,711

		800,690

Consumer Staples - 4.2%
Beverages - 0.4%
Anheuser-Busch InBev SA/NV	130	14,179
Dr Pepper Snapple Group, Inc.	340	26,088
PepsiCo, Inc.	310	28,808

		69,075

Company	Shares	U.S. $ Value
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard, Inc.-Class B	200	8,475
Kroger Co. (The)	580	20,010
WM Morrison Supermarkets PLC	28,492	73,138

		101,623

Food Products - 0.1%
Nestle SA (REG)	190	13,997

Household Products - 0.1%
Clorox Co. (The)	120	13,341
Reckitt Benckiser Group PLC	160	14,018

		27,359

Tobacco - 3.0%
Altria Group, Inc.	3,622	194,067
British American Tobacco PLC	680	36,008
Imperial Tobacco Group PLC	600	28,880
Japan Tobacco, Inc.	2,500	88,848
Philip Morris International, Inc.	2,007	160,159
Reynolds American, Inc.	310	25,962

		533,924

		745,978

Consumer Discretionary - 3.6%
Automobiles - 0.9%
General Motors Co.	5,630	165,747

Hotels, Restaurants & Leisure - 0.3%
Domino’s Pizza Group PLC	610	8,057
SJM Holdings Ltd.	22,000	19,919
Tatts Group Ltd.	3,110	8,136
William Hill PLC	2,330	12,772

		48,884

Media - 1.4%
Cineplex, Inc.	410	14,915
CTS Eventim AG & Co. KGaA	230	8,023
Interpublic Group of Cos., Inc. (The)	1,311	24,752
Regal Entertainment Group-Class A	680	12,934
Thomson Reuters Corp.	550	21,396
Vivendi SA	6,002	148,146
Wolters Kluwer NV	400	12,656
WPP PLC	400	8,234

		251,056

Multiline Retail - 0.4%
Dollar General Corp.	360	26,816
Kohl’s Corp.	310	15,819
Next PLC	120	14,530
Target Corp.	170	13,211

		70,376

Specialty Retail - 0.4%
Home Depot, Inc. (The)	220	25,621
L Brands, Inc.	260	21,814

Company	Shares	U.S. $ Value
Ross Stores, Inc.	630	30,631

		78,066

Textiles, Apparel & Luxury Goods - 0.2%
NIKE, Inc.-Class B	120	13,410
Pacific Textiles Holdings Ltd.	9,000	12,769

		26,179

		640,308

Industrials - 3.5%
Aerospace & Defense - 0.3%
Raytheon Co.	469	48,101

Air Freight & Logistics - 0.7%
bpost SA	1,000	24,326
Oesterreichische Post AG	190	7,302
United Parcel Service, Inc.-Class B	906	88,471

		120,099

Commercial Services & Supplies - 0.1%
Park24 Co., Ltd.	700	13,712

Construction & Engineering - 0.2%
CIMIC Group Ltd.	2,556	42,530

Industrial Conglomerates - 0.6%
General Electric Co.	3,969	98,510

Machinery - 1.0%
Deere & Co.	551	45,061
Illinois Tool Works, Inc.	575	48,605
KION Group AG (b)	290	12,872
Kone Oyj-Class B	1,257	49,619
PACCAR, Inc.	444	26,182

		182,339

Professional Services - 0.1%
Equifax, Inc.	140	13,706

Trading Companies & Distributors - 0.5%
Mitsubishi Corp.	2,500	46,445
Mitsui & Co., Ltd.	3,900	50,715

		97,160

		616,157

Telecommunication Services - 3.4%
Diversified Telecommunication Services - 2.2%
BCE, Inc.	1,282	51,841
Bezeq The Israeli Telecommunication Corp., Ltd.	11,848	21,270
Proximus	340	12,196
Singapore Telecommunications Ltd.	5,800	15,392
Telenor ASA	620	12,329
TeliaSonera AB	9,181	51,716
Telstra Corp., Ltd.	2,990	12,267
Verizon Communications, Inc.	4,361	200,650

		377,661

Company	Shares	U.S. $ Value
Wireless Telecommunication Services - 1.2%
KDDI Corp.	2,100	52,109
Vodafone Group PLC	48,307	166,342

		218,451

		596,112

Energy - 2.3%
Energy Equipment & Services - 0.2%
Helmerich & Payne, Inc.	479	28,266

Oil, Gas & Consumable Fuels - 2.1%
Chevron Corp.	1,861	150,722
Exxon Mobil Corp.	170	12,791
Husky Energy, Inc.	1,526	27,177
Royal Dutch Shell PLC-Class B	540	14,099
TOTAL SA	850	39,190
TransCanada Corp.	766	26,725
Woodside Petroleum Ltd.	4,198	96,620

		367,324

		395,590

Utilities - 1.7%
Electric Utilities - 0.7%
Duke Energy Corp.	339	24,038
Entergy Corp.	732	47,822
Southern Co. (The)	1,123	48,749

		120,609

Gas Utilities - 0.1%
UGI Corp.	240	8,179

Multi-Utilities - 0.9%
Centrica PLC	24,669	91,343
Public Service Enterprise Group, Inc.	1,803	72,571

		163,914

		292,702

Materials - 0.8%
Chemicals - 0.3%
Croda International PLC	280	12,354
Dow Chemical Co. (The)	592	25,906
Sherwin-Williams Co. (The)	80	20,465

		58,725

Containers & Packaging - 0.1%
Ball Corp.	260	17,136

Metals & Mining - 0.1%
Nucor Corp.	556	24,069

Paper & Forest Products - 0.3%
UPM-Kymmene Oyj	2,861	47,558

		147,488

Total Common Stocks (cost $7,087,456)		6,532,252

Company	Shares	U.S. $ Value
PREFERRED STOCKS - 10.2%
Financials - 4.6%
Real Estate Investment Trusts (REITs) - 4.6%
Apartment Investment & Management Co.
6.875%	2,000	53,820
Brandywine Realty Trust
Series E
6.90%	2,400	62,088
Chesapeake Lodging Trust
7.75%	1,400	37,310
Digital Realty Trust, Inc.
7.375%	2,400	65,496
Gramercy Property Trust, Inc.
7.125%	1,200	31,212
Hersha Hospitality Trust
Series C
6.875%	1,100	28,413
Inland Real Estate Corp.
6.95%	2,400	59,700
Kimco Realty Corp.
Series K
5.625%	800	19,688
LaSalle Hotel Properties
6.375%	1,400	35,252
Pebblebrook Hotel Trust
6.50%	1,500	37,620
Pennsylvania Real Estate Investment Trust
7.375%	2,200	55,748
PS Business Parks, Inc.
6.00%	800	20,128
Public Storage
5.375%	1,600	39,168
Sabra Health Care REIT, Inc.
Series A
7.125%	2,100	52,794
STAG Industrial, Inc.
6.625%	2,200	53,900
Sun Communities, Inc.
7.125%	2,900	74,530
Urstadt Biddle Properties, Inc.
7.125%	2,400	63,060
Vornado Realty Trust
5.40%	800	18,576

		808,503

Retail - 2.4%
Shopping Center/Other Retail - 2.4%
CBL & Associates Properties, Inc.
6.625%	2,500	62,475
Cedar Realty Trust, Inc.
Series B
7.25%	1,200	30,216
DDR Corp.
Series K
6.25%	1,400	35,000
National Retail Properties, Inc.
Series D
6.625%	1,400	36,582

Company	Shares	U.S. $ Value
Realty Income Corp.
6.625%	2,400	63,792
Regency Centers Corp.
6.00%	800	20,000
Retail Properties of America, Inc.
7.00%	2,400	61,200
Saul Centers, Inc.
6.875%	1,100	28,776
Taubman Centers, Inc.
6.50%	1,400	35,602
WP GLIMCHER, Inc.
7.50%	1,600	42,192

		415,835

Equity: Other - 1.7%
Diversified/Specialty - 1.7%
CoreSite Realty Corp.
7.25%	2,000	52,720
EPR Properties
6.625%	2,200	55,550
First Potomac Realty Trust
7.75%	2,200	55,880
NorthStar Realty Finance Corp.
8.50%	2,500	61,475
Summit Hotel Properties, Inc.
7.875%	2,400	62,760

		288,385

Office - 0.7%
Office - 0.7%
Alexandria Real Estate Equities, Inc.
6.45%	1,400	36,540
Corporate Office Properties Trust
7.375%	700	18,333
Kilroy Realty Corp.
Series H
6.375%	1,500	38,055
SL Green Realty Corp.
6.50%	1,400	35,336

		128,264

Industrials - 0.6%
Industrial Warehouse Distribution - 0.6%
Monmouth Real Estate Investment Corp.
7.875%	1,800	47,862
Terreno Realty Corp.
7.75%	2,400	63,060

		110,922

Residential - 0.2%
Multi-Family - 0.2%
Equity LifeStyle Properties, Inc.
6.75%	1,400	36,666

Total Preferred Stocks (cost $1,817,811)		1,788,575

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 2.3%
Investment Companies - 2.3%
AB Fixed Income Shares, Inc.-Government STIF Portfolio, 0.13% (a)(c) (cost $398,311)	398,311	398,311

Total Investments - 98.7% (cost $18,160,499) (d)		17,336,530
Other assets less liabilities - 1.3%		229,598

Net Assets - 100.0%		$17,566,128

FUTURES

Type	Number of Contracts	Expiration Month	Original Value	Value at August 31, 2015	Unrealized Appreciation/ (Depreciation)
Purchased Contracts
TOPIX Index Futures	1	September 2015	$134,785	$126,490	$(8,295)
U.S. 10 Yr Futures (CBT)	1	December 2015	128,322	127,063	(1,259)
Sold Contracts
Euro STOXX 50 Index Futures	7	September 2015	246,132	256,782	(10,650)
FTSE 100 Index Futures	2	September 2015	200,387	190,800	9,587
Mini MSCI EAFE Futures	13	September 2015	1,220,131	1,126,255	93,876
Mini S&P TSX 60 Futures	3	September 2015	97,094	92,821	4,273
S&P 500 E-Mini Futures	13	September 2015	1,334,745	1,279,980	54,765
S&P TSX 60 IX Futures	1	September 2015	125,872	123,761	2,111
SPI 200 Futures	1	September 2015	86,108	91,926	(5,818)

					$138,590

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	GBP	105	USD	164	9/17/15	$2,997
Goldman Sachs International	BRL	867	USD	238	9/02/15	(1,315)
Goldman Sachs International	USD	238	BRL	867	9/02/15	1,053
Goldman Sachs International	EUR	321	USD	359	9/17/15	(800)
Goldman Sachs International	BRL	867	USD	231	12/02/15	(788)
Standard Chartered Bank	USD	523	NZD	732	9/17/15	(59,910)
State Street Bank & Trust Co.	BRL	867	USD	256	9/02/15	16,804
State Street Bank & Trust Co.	AUD	850	USD	625	9/17/15	20,821

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	CAD	708	USD	562	9/17/15	$23,624
State Street Bank & Trust Co.	CAD	192	USD	146	9/17/15	(304)
State Street Bank & Trust Co.	CHF	456	USD	491	9/17/15	19,733
State Street Bank & Trust Co.	CHF	77	USD	79	9/17/15	(296)
State Street Bank & Trust Co.	CLP	156,922	USD	235	9/17/15	8,535
State Street Bank & Trust Co.	CNY	921	USD	150	9/17/15	6,513
State Street Bank & Trust Co.	CZK	5,387	USD	219	9/17/15	(4,226)
State Street Bank & Trust Co.	EUR	380	USD	430	9/17/15	3,777
State Street Bank & Trust Co.	EUR	24	USD	26	9/17/15	(507)
State Street Bank & Trust Co.	GBP	221	USD	346	9/17/15	6,673
State Street Bank & Trust Co.	HUF	78,909	USD	281	9/17/15	(1,266)
State Street Bank & Trust Co.	IDR	1,080,234	USD	77	9/17/15	360
State Street Bank & Trust Co.	ILS	302	USD	79	9/17/15	1,910
State Street Bank & Trust Co.	JPY	31,032	USD	251	9/17/15	(5,475)
State Street Bank & Trust Co.	KRW	426,398	USD	368	9/17/15	7,139
State Street Bank & Trust Co.	MXN	1,610	USD	99	9/17/15	2,456
State Street Bank & Trust Co.	MYR	328	USD	86	9/17/15	7,087
State Street Bank & Trust Co.	NOK	1,262	USD	157	9/17/15	4,570
State Street Bank & Trust Co.	NZD	640	USD	427	9/17/15	21,444
State Street Bank & Trust Co.	PHP	999	USD	21	9/17/15	(21)
State Street Bank & Trust Co.	PLN	766	USD	204	9/17/15	1,166
State Street Bank & Trust Co.	PLN	232	USD	61	9/17/15	(546)
State Street Bank & Trust Co.	RUB	5,002	USD	72	9/17/15	(5,699)
State Street Bank & Trust Co.	SEK	3,579	USD	434	9/17/15	11,436
State Street Bank & Trust Co.	SEK	438	USD	52	9/17/15	(306)
State Street Bank & Trust Co.	SGD	39	USD	29	9/17/15	1,227
State Street Bank & Trust Co.	THB	2,363	USD	67	9/17/15	1,408
State Street Bank & Trust Co.	TRY	730	USD	248	9/17/15	(1,807)
State Street Bank & Trust Co.	TWD	12,813	USD	408	9/17/15	13,376
State Street Bank & Trust Co.	USD	382	AUD	499	9/17/15	(27,033)
State Street Bank & Trust Co.	USD	23	CAD	30	9/17/15	52
State Street Bank & Trust Co.	USD	75	CAD	97	9/17/15	(1,698)
State Street Bank & Trust Co.	USD	89	CHF	87	9/17/15	1,040
State Street Bank & Trust Co.	USD	341	CHF	326	9/17/15	(3,819)

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	USD	141	CNY	921	9/17/15	$2,607
State Street Bank & Trust Co.	USD	64	COP	184,903	9/17/15	(3,885)
State Street Bank & Trust Co.	USD	227	CZK	5,387	9/17/15	(3,058)
State Street Bank & Trust Co.	USD	940	EUR	850	9/17/15	14,034
State Street Bank & Trust Co.	USD	8	EUR	7	9/17/15	(138)
State Street Bank & Trust Co.	USD	255	GBP	164	9/17/15	(4,427)
State Street Bank & Trust Co.	USD	285	HUF	78,909	9/17/15	(2,234)
State Street Bank & Trust Co.	USD	400	IDR	5,451,651	9/17/15	(15,156)
State Street Bank & Trust Co.	USD	13	ILS	50	9/17/15	(325)
State Street Bank & Trust Co.	USD	947	JPY	116,680	9/17/15	15,800
State Street Bank & Trust Co.	USD	17	JPY	1,996	9/17/15	(179)
State Street Bank & Trust Co.	USD	95	MXN	1,610	9/17/15	971
State Street Bank & Trust Co.	USD	81	MYR	328	9/17/15	(2,787)
State Street Bank & Trust Co.	USD	27	NOK	208	9/17/15	(1,591)
State Street Bank & Trust Co.	USD	522	PEN	1,676	9/17/15	(6,999)
State Street Bank & Trust Co.	USD	22	PHP	999	9/17/15	(580)
State Street Bank & Trust Co.	USD	268	PLN	998	9/17/15	(3,785)
State Street Bank & Trust Co.	USD	83	RUB	5,002	9/17/15	(5,043)
State Street Bank & Trust Co.	USD	162	SEK	1,392	9/17/15	2,349
State Street Bank & Trust Co.	USD	62	SEK	518	9/17/15	(421)
State Street Bank & Trust Co.	USD	4	SGD	6	9/17/15	(169)
State Street Bank & Trust Co.	USD	66	THB	2,363	9/17/15	(59)
State Street Bank & Trust Co.	USD	261	TRY	730	9/17/15	(11,424)
State Street Bank & Trust Co.	USD	359	ZAR	4,533	9/17/15	(17,908)
State Street Bank & Trust Co.	ZAR	4,533	USD	348	9/17/15	7,339
State Street Bank & Trust Co.	INR	8,228	USD	126	9/18/15	2,400
State Street Bank & Trust Co.	USD	644	INR	41,471	9/18/15	(21,123)
State Street Bank & Trust Co.	AUD	129	USD	93	12/15/15	1,955
State Street Bank & Trust Co.	CAD	35	USD	26	12/15/15	(204)
State Street Bank & Trust Co.	CLP	92,579	USD	131	12/15/15	(1,251)
State Street Bank & Trust Co.	EUR	49	USD	57	12/15/15	1,793
State Street Bank & Trust Co.	GBP	37	USD	58	12/15/15	1,082
State Street Bank & Trust Co.	MYR	532	USD	126	12/15/15	(1,203)
State Street Bank & Trust Co.	NZD	147	USD	96	12/15/15	3,968

Counterparty	Contracts to Deliver (000)	In Exchange For (000)	Settlement Date	Unrealized Appreciation/ (Depreciation)
State Street Bank & Trust Co.	PHP	4,726	USD	100	12/15/15	$(231)
State Street Bank & Trust Co.	TWD	4,061	USD	124	12/15/15	(1,253)
State Street Bank & Trust Co.	USD	20	AUD	27	12/15/15	(671)
State Street Bank & Trust Co.	USD	58	COP	183,030	12/15/15	1,021
State Street Bank & Trust Co.	USD	6	EUR	5	12/15/15	– 0	–
State Street Bank & Trust Co.	USD	5	EUR	4	12/15/15	(104)
State Street Bank & Trust Co.	USD	22	GBP	14	12/15/15	(585)
State Street Bank & Trust Co.	USD	55	INR	3,714	12/15/15	(40)
State Street Bank & Trust Co.	USD	472	JPY	55,945	12/15/15	(10,252)
State Street Bank & Trust Co.	USD	194	THB	7,042	12/15/15	1,383
UBS AG	JPY	29,356	USD	239	9/17/15	(2,772)
UBS AG	USD	304	CAD	373	9/17/15	(20,109)
UBS AG	USD	205	GBP	132	9/17/15	(2,418)

$(16,297)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Clearing Broker/(Exchange) & Referenced Obligation	Fixed Rate (Pay) Receive	Implied Credit Spread at August 31, 2015	Notional Amount (000)	Market Value	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Morgan Stanley & Co., LLC/ (INTRCONX):
CDX-NAHY Series 24, 5 Year Index, 6/20/20*	5.00%	3.91%	$446	$24,532	$4,399

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

				Rate Type
Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)		$310	8/21/20	3 Month LIBOR	1.620%	$(118)
Morgan Stanley & Co., LLC/(CME Group)	GBP	20	12/18/24	6 Month LIBOR	1.951%	(24)
Morgan Stanley & Co., LLC/(CME Group)	JPY	30,330	12/22/24	0.519%	6 Month LIBOR	(203)
Morgan Stanley & Co., LLC/(CME Group)		$260	12/22/24	3 Month LIBOR	2.342%	4,104
Morgan Stanley & Co., LLC/(CME Group)	JPY	10,630	1/14/25	0.478%	6 Month LIBOR	324

Clearing Broker /(Exchange)	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Unrealized Appreciation/ (Depreciation)
Morgan Stanley & Co., LLC/(CME Group)	GBP	190	1/26/25	6 Month LIBOR	1.586%	$(10,262)
Morgan Stanley & Co., LLC/(CME Group)		$380	1/28/25	3 Month LIBOR	1.984%	(6,947)
Morgan Stanley & Co., LLC/(CME Group)	GBP	180	2/04/25	6 Month LIBOR	1.616%	(9,083)
Morgan Stanley & Co., LLC/(CME Group)	CAD	60	2/04/25	3 Month CDOR	1.743%	(432)
Morgan Stanley & Co., LLC/(CME Group)	JPY	10,450	2/06/25	0.548%	6 Month LIBOR	(193)
Morgan Stanley & Co., LLC/(CME Group)		$610	2/11/25	3 Month LIBOR	2.083%	(6,484)
Morgan Stanley & Co., LLC/(CME Group)	CAD	310	3/03/25	3 Month CDOR	1.888%	1,497
Morgan Stanley & Co., LLC/(CME Group)	NOK	730	5/11/25	2.220%	6 Month NIBOR	(2,167)
Morgan Stanley & Co., LLC/(CME Group)	SEK	550	5/11/25	3 Month STIBOR	1.343%	462
Morgan Stanley & Co., LLC/(CME Group)		2,060	6/02/25	3 Month STIBOR	1.240%	(848)
Morgan Stanley & Co., LLC/(CME Group)	EUR	140	6/30/25	1.284%	6 Month EURIBOR	(3,118)
Morgan Stanley & Co., LLC/(CME Group)	GBP	140	7/06/25	6 Month LIBOR	2.125%	2,596
Morgan Stanley & Co., LLC/(CME Group)	AUD	290	7/31/25	6 Month BSBW	3.160%	2,922
Morgan Stanley & Co., LLC/(CME Group)	NOK	1,430	8/03/25	2.135%	6 Month NIBOR	(2,522)
Morgan Stanley & Co., LLC/(CME Group)	CHF	190	8/03/25	0.315%	6 Month LIBOR	(1,328)
Morgan Stanley & Co., LLC/(CME Group)	NZD	140	8/03/25	3.725%	3 Month BKBM	(1,183)
Morgan Stanley & Co., LLC/(CME Group)	GBP	120	8/05/25	6 Month LIBOR	2.068%	967
Morgan Stanley & Co., LLC/(CME Group)	EUR	160	8/14/25	0.955%	6 Month EURIBOR	2,647
Morgan Stanley & Co., LLC/(CME Group)	AUD	80	8/14/25	6 Month BSBW	3.095%	442
Morgan Stanley & Co., LLC/(CME Group)	SEK	600	8/17/25	3 Month STIBOR	1.293%	(273)
Morgan Stanley & Co., LLC/(CME Group)	NZD	90	9/02/25	3.582%	3 Month BKBM	(29)
Morgan Stanley & Co., LLC/(CME Group)	CHF	60	9/02/25	0.256%	6 Month LIBOR	41
Morgan Stanley & Co., LLC/(CME Group)		$310	8/21/45	3 Month LIBOR	2.630%	$(5,255)

						$(34,467)

VARIANCE SWAPS

Swap Counterparty & Referenced Obligation	Volatility Strike Price	Notional Amount (000)			Market Value	Upfront Premiums (Paid) Received			Unrealized Appreciation/ (Depreciation)
Buy Contracts
Deutsche Bank AG:
Euro STOXX 50 Price EUR Index 10/16/15*	4.93%	EUR	1		$4,597	$	– 0	–	$4,597
S&P 500 Index 11/20/15*	6.76		$1		173		– 0	–	173
S&P/TSX 60 Index 11/20/15*	3.46	CAD	1		1,380		– 0	–	1,380
Morgan Stanley & Co. International PLC:
Euro STOXX 50 Price EUR Index 11/20/15*	4.58	EUR	– 0	–**	505		– 0	–	505
Nikkei 225 Index 11/13/15*	4.97	JPY	126		3,970		– 0	–	3,970
Sale Contracts
Citibank, NA:
Euro STOXX 50 Price EUR Index 9/18/15*	3.84	EUR	1		(6,091)		– 0	–	(6,091)
Goldman Sachs International:
S&P 500 Index 9/18/15*	2.13		$2		(10,899)		– 0	–	(10,899)
S&P/TSX 60 Index 9/18/15*	2.72	CAD	1		(2,773)		– 0	–	(2,773)
Morgan Stanley & Co. International PLC:
Nikkei 225 Index 9/11/15*	3.13	JPY	159		(15,603)		– 0	–	(15,603)

					$(24,741)	$	– 0	–	$(24,741)

*	Termination date
**	Notional amount less than $500.

(a)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Non-income producing security.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $34,659 and gross unrealized depreciation of investments was $(858,628), resulting in net unrealized depreciation of $(823,969).

Currency Abbreviations:

AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
CLP	-	Chilean Peso

CNY	-	Chinese Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EUR	-	Euro
GBP	-	Great British Pound
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Nuevo Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thailand Baht
TRY	-	Turkish Lira
TWD	-	New Taiwan Dollar
USD	-	United States Dollar
ZAR	-	South African Rand

Glossary:

BKBM	-	Bank Bill Benchmark (New Zealand)
CBT	-	Chicago Board of Trade
CDOR	-	Canadian Dealer Offered Rate
CDX-NAHY	-	North American High Yield Credit Default Swap Index
CME	-	Chicago Mercantile Exchange
EAFE	-	Europe, Australia, and Far East
EURIBOR	-	Euro Interbank Offered Rate
FTSE	-	Financial Times Stock Exchange
INTRCONX	-	Inter-Continental Exchange
LIBOR	-	London Interbank Offered Rates
MSCI	-	Morgan Stanley Capital International
NIBOR	-	Norwegian Interbank Offered Rate
REG	-	Registered Shares
REIT	-	Real Estate Investment Trust
SPI	-	Share Price Index
STIBOR	-	Stockholm Interbank Offered Rate
TOPIX	-	Tokyo Price Index
TSX	-	Toronto Stock Exchange

AB All Market Income Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Investment Companies	$8,617,392		$	– 0	–	$	– 0	–	$8,617,392
Common Stocks:
Financials	414,196			1,039,903			– 0	–	1,454,099
Information Technology	713,277			129,851			– 0	–	843,128
Health Care	468,970			331,720			– 0	–	800,690
Consumer Staples	476,910			269,068			– 0	–	745,978
Consumer Discretionary	387,066			253,242			– 0	–	640,308
Industrials	368,636			247,521			– 0	–	616,157
Telecommunication Services	252,491			343,621			– 0	–	596,112
Energy	245,681			149,909			– 0	–	395,590
Utilities	201,359			91,343			– 0	–	292,702
Materials	87,576			59,912			– 0	–	147,488
Preferred Stocks	1,788,575			– 0	–		– 0	–	1,788,575
Short-Term Investments	398,311			– 0	–		– 0	–	398,311

Total Investments in Securities	14,420,440			2,916,090			– 0	–	17,336,530
Other Financial Instruments* :
Assets:
Futures	155,025			9,587			– 0	–	164,612
Forward Currency Exchange Contracts	– 0	–		241,903			– 0	–	241,903
Centrally Cleared Credit Default Swaps	– 0	–		4,399			– 0	–	4,399
Centrally Cleared Interest Rate Swaps	– 0	–		16,002			– 0	–	16,002
Variance Swaps	– 0	–		10,625			– 0	–	10,625
Liabilities:
Futures	(1,259)			(24,763)			– 0	–	(26,022)
Forward Currency Exchange Contracts	– 0	–		(258,200)			– 0	–	(258,200)
Centrally Cleared Interest Rate Swaps	– 0	–		(50,469)			– 0	–	(50,469)
Variance Swaps	– 0	–		(35,366)			– 0	–	(35,366)

Total+	$14,574,206			$2,829,808		$	– 0	–	$17,404,014

*	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
+	There were no transfers between any levels during the reporting period.

The Portfolio recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Portfolio. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

AB Cap Fund, Inc. - AB Small Cap Value Portfolio

Portfolio of Investments

August 31, 2015 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 97.4%
Financials - 28.6%
Banks - 13.3%
1st Source Corp.	16,280	$487,423
Associated Banc-Corp	39,760	729,994
Customers Bancorp, Inc. (a)	24,880	609,809
First Commonwealth Financial Corp.	49,310	436,393
First Niagara Financial Group, Inc.	74,770	691,622
FirstMerit Corp.	43,210	776,052
Fulton Financial Corp.	48,730	592,557
Independent Bank Group, Inc.	12,240	518,854
Sterling Bancorp./DE	32,309	453,295
Synovus Financial Corp.	22,640	688,935
Texas Capital Bancshares, Inc. (a)	12,180	656,015
Webster Financial Corp.	26,140	924,833
Wilshire Bancorp, Inc.	60,460	645,713
Zions Bancorporation	24,660	715,140

		8,926,635

Insurance - 7.4%
Aspen Insurance Holdings Ltd.	16,940	777,715
CNO Financial Group, Inc.	48,520	868,023
First American Financial Corp.	28,010	1,088,469
Hanover Insurance Group, Inc. (The)	11,070	873,423
StanCorp Financial Group, Inc.	3,490	396,848
Validus Holdings Ltd.	21,190	938,293

		4,942,771

Real Estate Investment Trusts (REITs) - 5.2%
Gramercy Property Trust, Inc.	36,255	801,598
LTC Properties, Inc.	16,950	691,391
National Storage Affiliates Trust	42,710	552,667
Ramco-Gershenson Properties Trust	37,800	585,900
STAG Industrial, Inc.	23,950	408,587
Summit Hotel Properties, Inc.	38,060	461,668

		3,501,811

Thrifts & Mortgage Finance - 2.7%
Essent Group Ltd. (a)	25,890	693,593
HomeStreet, Inc. (a)	27,820	619,273
WSFS Financial Corp.	19,180	528,025

		1,840,891

		19,212,108

Industrials - 18.9%
Air Freight & Logistics - 0.9%
Air Transport Services Group, Inc. (a)	68,990	627,119

Airlines - 2.3%
Hawaiian Holdings, Inc. (a)	26,100	591,426
Skywest, Inc.	59,700	949,230

		1,540,656

Commercial Services & Supplies - 2.0%
Essendant, Inc.	10,820	373,290

Company	Shares	U.S. $ Value
Viad Corp.	35,250	963,735

		1,337,025

Construction & Engineering - 5.6%
AECOM (a)	21,650	595,375
Aegion Corp. (a)	43,200	794,880
EMCOR Group, Inc.	21,520	991,857
Granite Construction, Inc.	25,030	863,535
Tutor Perini Corp. (a)	27,190	481,263

		3,726,910

Electrical Equipment - 1.5%
General Cable Corp.	18,800	273,540
Regal Beloit Corp.	11,370	758,038

		1,031,578

Machinery - 2.9%
Columbus McKinnon Corp./NY	26,740	508,327
Oshkosh Corp.	17,500	735,875
Wabash National Corp. (a)	55,700	681,211

		1,925,413

Professional Services - 1.2%
Kelly Services, Inc.-Class A	14,970	216,317
Mistras Group, Inc. (a)	39,600	579,744

		796,061

Road & Rail - 0.7%
Con-way, Inc.	13,510	475,552

Trading Companies & Distributors - 1.8%
MRC Global, Inc. (a)	45,210	587,278
WESCO International, Inc. (a)	11,120	622,386

		1,209,664

		12,669,978

Information Technology - 18.1%
Communications Equipment - 2.7%
Finisar Corp. (a)	49,250	759,928
Mitel Networks Corp. (a)	79,690	587,315
Polycom, Inc. (a)	44,670	480,649

		1,827,892

Electronic Equipment, Instruments & Components - 3.7%
Avnet, Inc.	14,680	622,432
Celestica, Inc. (a)	42,850	523,198
Insight Enterprises, Inc. (a)	15,040	380,662
TTM Technologies, Inc. (a)	42,280	288,350
Vishay Intertechnology, Inc.	69,470	686,364

		2,501,006

IT Services - 5.7%
Booz Allen Hamilton Holding Corp.	33,680	899,256

Company	Shares	U.S. $ Value
CSG Systems International, Inc.	31,840	984,175
ExlService Holdings, Inc. (a)	22,480	813,326
Sykes Enterprises, Inc. (a)	27,720	697,158
Unisys Corp. (a)	32,390	426,576

		3,820,491

Semiconductors & Semiconductor Equipment - 6.0%
Advanced Micro Devices, Inc. (a)(b)	72,260	130,791
Cypress Semiconductor Corp. (a)	47,048	470,480
Fairchild Semiconductor International, Inc. (a)	59,760	812,736
Formfactor, Inc. (a)	85,620	569,373
Integrated Silicon Solution, Inc.	948	20,828
MKS Instruments, Inc.	19,530	658,161
Photronics, Inc. (a)	71,430	650,727
SunEdison Semiconductor Ltd. (a)	55,848	670,176

		3,983,272

		12,132,661

Consumer Discretionary - 16.5%
Auto Components - 1.7%
Dana Holding Corp.	44,890	787,371
Tenneco, Inc. (a)	7,750	364,637

		1,152,008

Hotels, Restaurants & Leisure - 1.3%
Bloomin’ Brands, Inc.	41,560	860,292

Household Durables - 2.8%
Ethan Allen Interiors, Inc.	18,030	536,392
Helen of Troy Ltd. (a)	6,990	595,129
Meritage Homes Corp. (a)	17,980	757,677

		1,889,198

Media - 1.6%
Cable One, Inc. (a)	610	253,357
Scholastic Corp.	19,650	849,077

		1,102,434

Multiline Retail - 1.5%
Big Lots, Inc.	20,690	992,913

Specialty Retail - 6.3%
Caleres, Inc.	15,240	507,492
Children’s Place, Inc. (The)	11,230	672,902
Citi Trends, Inc.	39,090	1,032,367
GameStop Corp. - Class A (b)	12,920	548,842
MarineMax, Inc. (a)	19,440	316,872
Murphy USA, Inc. (a)	3,000	153,330
Office Depot, Inc. (a)	67,540	535,592
Pier 1 Imports, Inc.	44,900	457,082

		4,224,479

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	59,230	872,458

		11,093,782

Utilities - 3.6%
Electric Utilities - 1.3%
PNM Resources, Inc.	34,380	880,472

Gas Utilities - 2.3%
Southwest Gas Corp.	17,160	945,344
UGI Corp.	17,300	589,584

		1,534,928

		2,415,400

Health Care - 3.5%
Health Care Providers & Services - 3.5%
LifePoint Health, Inc. (a)	10,580	826,615
Molina Healthcare, Inc. (a)	7,400	551,966
WellCare Health Plans, Inc. (a)	10,350	938,435

		2,317,016

Energy - 3.3%
Oil, Gas & Consumable Fuels - 3.3%
Noble Energy, Inc.	21,486	717,847
QEP Resources, Inc.	50,190	704,668
SM Energy Co.	22,280	817,676

		2,240,191

Consumer Staples - 2.9%
Beverages - 1.2%
Cott Corp.	76,430	807,101

Food & Staples Retailing - 0.8%
SpartanNash Co.	19,080	539,964

Food Products - 0.9%
Dean Foods Co.	34,950	575,277

		1,922,342

Materials - 2.0%
Chemicals - 1.1%
A. Schulman, Inc.	22,040	756,633

Containers & Packaging - 0.9%
Graphic Packaging Holding Co.	39,800	561,180

		1,317,813

Total Common Stocks (cost $70,019,187)		65,321,291

SHORT-TERM INVESTMENTS - 3.1%
Investment Companies - 3.1%
AB Fixed Income Shares, Inc. - Government STIF Portfolio, 0.13% (c)(d) (cost $2,035,180)	2,035,180	2,035,180

	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 100.5% (cost $72,054,367)		67,356,471

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%
Investment Companies - 1.1%
AB Exchange Reserves-Class I, 0.11% (c)(d) (cost $771,111)	771,111	771,111

Total Investments - 101.6% (cost $72,825,478) (e)		68,127,582
Other assets less liabilities - (1.6)%		(1,081,778)

Net Assets - 100.0%		$67,045,804

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	To obtain a copy of the fund’s financial statements, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(d)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(e)	As of August 31, 2015, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $967,834 and gross unrealized depreciation of investments was $(5,665,730), resulting in net unrealized depreciation of $(4,697,896).

AB Cap Fund, Inc. - AB Small Cap Value Portfolio

August 31, 2015 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2015:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks*	$65,321,291		$	– 0	–	$	– 0	–	$65,321,291
Short-Term Investments	2,035,180			– 0	–		– 0	–	2,035,180
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	771,111			– 0	–		– 0	–	771,111

Total Investments in Securities	68,127,582			– 0	–		– 0	–	68,127,582
Other Financial Instruments**	– 0	–		– 0	–		– 0	–	– 0	–

Total^	$68,127,582		$	– 0	–	$	– 0	–	$68,127,582

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between any levels during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser established the Valuation Committee (the “Committee”) to oversee the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AB Cap Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	October 20, 2015

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	October 20, 2015